Annual Operating Expenses - FidelityPennsylvaniaMunicipalFunds-ComboPRO - FidelityPennsylvaniaMunicipalFunds-ComboPRO - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund
Mar. 01, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%